Taxes on Income - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Deferred Tax Assets And Liabilities Abstract
Net operating loss carry forward	$ 28,139	$ 23,377
Temporary differences mainly relating to Research and Development
Lease liabilities	378	322
Deferred tax asset before valuation allowance	28,517	23,699
Right-of-use assets	(409)	(284)
Deferred tax liabilities before valuation allowance	(409)	(284)
Valuation allowance	(28,108)	(23,415)
Deferred tax asset, net